Stock-based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 25, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period			4 years
Options vesting on first anniversary of date of grant, percentage			25.00%
Options granted expected to be recognized period			4 years
Stock-based compensation	$ 359
Allocated share based compensation	$ 9,642		$ 32,557	$ 4,218
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, Shares Held in Employee Trust, Shares	2,989,088
APIC, Share-based Payment Arrangement, ESPP, Increase for Cost Recognition	$ 30,000
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation			$ 338
Share-based compensation arrangement by share-based payment award, plan modification shares	498,177
Share-based compensation arrangement by share-based payment award	558,769
Stock redeemed or called during period, value	$ 10,000
Common stock for issuance for awards		9,980,000	9,980,000
Common Stock Outstanding Rate		1.00%
Employee Stock Options Discount Rate		15.00%
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units, granted			6,542,426	5,954,309
Stock-based compensation			$ 26,987
2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Sale of aggregate, shares			59,875,000
Outstanding number of shares of common stock			5.00%
Shares available for grant			57,901,558
Shares authorized to issue under equity award plan			60,206,872
2013 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock compensation expense			$ 1,331
Unrecognized stock compensation expense period for recognition			9 months 18 days
2013 Plan And 2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense			$ 49,081